Inventories, net	9 Months Ended
Sep. 30, 2019
Inventories, net
Inventories, net
7 .	Inventories, net

Inventories, net consist of the following:

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Products	44,678,983	49,182,983
Packing materials and others	219,961	177,520

Inventories	44,898,944	49,360,503
Inventory valuation allowance	(868,860)	(1,095,054)

Inventories, net	44,030,084	48,265,449